USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
Euronext Rapeseed EURO Futures IJ, November 2024 contracts	3	$81,349	Oct-24	$(5,218)	(0.2)%
ICE Canola Futures RS, November 2024 contracts	4	37,803	Nov-24	(2,542)	(0.1)%
ICE ECX EMISSION Futures MO, December 2024 contracts	2	171,890	Dec-24	(32,426)	(1.3)%
	9	291,042		(40,186)	(1.6)%
United States Contracts(a)
CBOT Rough Rice Futures RR, November 2024 contracts	3	91,510	Nov-24	260	0.0	%(b)
CBOT Soybean Futures S, November 2024 contracts	2	115,412	Nov-24	(9,713)	(0.4)%
ICE Cotton Futures CT, December 2024 contracts	1	36,800	Dec-24	5	0.0	%(b)
ICE Cocoa Futures CC, December 2024 contracts	1	67,700	Dec-24	9,520	0.4%
CBOT Corn Futures C, December 2024 contracts	8	161,025	Dec-24	8,875	0.3%
ICE Wheat Future W, December 2024 contracts	3	84,513	Dec-24	3,088	0.1%
ICE Coffee Futures KC, December 2024 contracts	1	87,356	Dec-24	13,987	0.6%
ICE Biodiesel D4 RIN Futures RI, December 2024 contracts	2	44,645	Dec-24	24,025	1.0%
ICE CA Low Carbon Fuel Futures ZR, December 2024 contracts	2	14,525	Dec-24	(675)	(0.0	)%(c)
NYMEX Chicago Ethanol S Futures CU, December 2024 contracts	1	67,095	Dec-24	(1,995)	(0.1)%
CBOT Sugar #11 Futures SB, March 2025 contracts	2	43,277	Feb-25	7,056	0.3%
ICE PJM TQRECC I ZQ, July 2025 contracts	13	50,507	Jul-25	193	0.0	%(b)
	39	864,365		54,626	2.2%
Total Open Commodity Futures Contracts(d)	48	$1,155,407		$14,440	0.6%

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks
Aerospace & Defense
Hexcel Corp.	100	$6,183	0.3%
Chemicals
Daqo New Energy Corp., ADR(e)	600	12,222	0.5%
Electric
AES Brasil Energia SA	10,100	21,644	0.9%
Boralex, Inc. – Class A	800	21,306	0.9%
Brookfield Renewable Corp. – Class A	700	22,862	0.9%
EDP Renovaveis SA	1,132	19,848	0.8%
FTC Solar, Inc.(e)	6,400	4,356	0.2%
Greenvolt-Energias Renovaveis SA(e)	103	954	0.0	%(b)
Light S/A(e)	9,300	12,159	0.5%
Meridian Energy Ltd.	8,940	33,787	1.4%
NextEra Energy, Inc.	200	16,906	0.7%
Ormat Technologies, Inc.	100	7,694	0.3%
Orsted AS, 144A(e)(f)	232	15,463	0.6%
ReNew Energy Global PLC – Class A(e)	2,600	16,354	0.7%
		193,333	7.9%
Energy - Alternate Sources
Array Technologies, Inc.(e)	1,300	8,580	0.3%
Cadeler A/S(e)	1,326	9,316	0.4%
Canadian Solar, Inc.(e)	1,500	25,140	1.0%
Corp. ACCIONA Energias Renovables SA	780	18,385	0.7%
Energix-Renewable Energies Ltd.	1,127	4,084	0.2%
Enphase Energy, Inc.(e)	100	11,302	0.5%
ERG SpA	168	4,616	0.2%
First Solar, Inc.(e)	200	49,888	2.0%
Flat Glass Group Co. Ltd. – Class H	8,000	13,472	0.5%
Gigasolar Materials Corp.(e)	2,000	6,825	0.3%
Grenergy Renovables SA(e)	1,150	48,900	2.0%
JA Solar Technology Co. Ltd. – Class A	3,600	6,970	0.3%
JinkoSolar Holding Co. Ltd., ADR	500	13,410	0.5%
LONGi Green Energy Technology Co. Ltd. – Class A	6,200	15,556	0.6%
Maxeon Solar Technologies Ltd.(e)	3,100	300	0.0	%(b)
Ming Yang Smart Energy Group Ltd. – Class A	2,900	4,475	0.2%
Motech Industries, Inc.	3,000	2,484	0.1%
Neoen SA, 144A(f)	52	2,263	0.1%
Nordex SE(e)	1,599	24,841	1.0%
OX2 AB(e)	3,125	18,466	0.8%
OY Nofar Energy Ltd.(e)	536	12,568	0.5%
PNE AG	110	1,456	0.1%
Scatec ASA, 144A(e)(f)	953	7,524	0.3%

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Energy - Alternate Sources (continued)
Serena Energia SA(e)	2,300	$3,446	0.1%
Solaria Energia y Medio Ambiente SA(e)	1,641	21,007	0.9%
Sungrow Power Supply Co. Ltd. – Class A	3,780	53,784	2.2%
Sunrun, Inc.(e)	2,300	41,538	1.7%
TCL Zhonghuan Renewable Energy Technology Co. Ltd. – Class A	1,600	2,368	0.1%
Terna Energy SA	91	1,981	0.1%
Titan Wind Energy Suzhou Co. Ltd. – Class A	10,700	13,271	0.5%
Xinte Energy Co. Ltd. – Class H(e)	10,800	11,749	0.5%
		459,965	18.7%
Engineering & Construction
Eolus Vind AB – Class B	363	1,855	0.1%
Investment Companies
Aker Horizons ASA(e)	27,526	7,020	0.3%
Machinery - Construction & Mining
GoodWe Technologies Co. Ltd. – Class A	1,079	9,388	0.4%
Total Common Stocks
(Cost $753,373)		$689,966	28.2%

Exchange-Traded Funds
USCF Sustainable Battery Metals Strategy Fund(g)
(Cost $1,052,640)	49,500	$706,365	28.9%

	Principal Amount	Value	% of Total Net Assets
Short-Term Investments
United States Treasury Obligations
U.S. Treasury Bills:
(Cost $598,057)	$600,000	$598,057	24.4%
Total Investments
(Cost $2,404,070)		$1,994,388	81.5%
Other Assets in Excess of Liabilities		452,729	18.5%
Total Net Assets		$2,447,117	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents less than 0.05%.
(c)	Position represents greater than (0.05)%.
(d)	Collateral amounted to $149,953 on open Commodity Futures Contracts.
(e)	Non-income producing security.
(f)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $25,250, which represents 1.0% of net assets as of September 30, 2024.
(g)	Affiliated issuer.

ADR	:	American Depositary Receipt

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited) (continued)

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 is as follows:

Market Value at 6/30/2024	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss) on Affiliated investments	Net Change in Unrealized Appreciation (Depreciation) on Affiliated investments	Affiliated investment Interest Income	Distributions from Capital Gain	Number of Shares at 9/30/24	Market Value at 9/30/24
Exchange-Traded Fund — 29%
USCF Sustainable Battery Metals Strategy Fund
$723,195	$—	$—	$—	$(16,830)	$—	$—	49,500	$706,365

Summary of Portfolio Holdings by Country^
United States	73.9%
China	7.9
Spain	5.4
Canada	2.3
Brazil	1.9
New Zealand	1.7
Germany	1.3
Denmark	1.2
Sweden	1.0
Israel	0.8
India	0.8
Taiwan	0.5
South Africa	0.4
Norway	0.4
Italy	0.2
France	0.1
Greece	0.1
Portugal	0.1
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Investment Company	28 .9%
US Treasury Securities	24 .4%
Energy	18 .8%
Utilities	7 .9%
Industrial	0 .7%
Basic Materials	0 .5%
Financial	0 .3%
Commodity Derivatives	0 .1%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.